Employee stock incentive plans (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans

A summary of the general terms of grants under stock option plans and restricted stock unit option plans are as follows:

Name of Plan	Number of options reserved under the plan	Range of exercise price
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) (1)	59,797,979	US$ 0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) (1)	59,797,979	₹ 2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) (1)	49,831,651	₹ 2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013 (2)	39,546,197	₹ 2

Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans

The activity in equity-settled stock option plans and restricted stock unit option plan is summarized below:

		Year ended March 31,
		2021	2022	2023
	Range of exercise price and weighted average exercise price	Numbers of options
Outstanding at the beginning of the year	₹ 2	15,594,190	15,831,948	12,242,672
	US $ 0.03	7,854,540	10,822,476	17,511,902
Granted (1)	₹ 2	6,275,290	2,500,481	2,756,820
	US $ 0.03	5,033,648	10,470,026	8,440,980
Adjustment of Performance based stock options on completion of performance measurement period	₹ 2	(1,291,500)	608,435	(343,451)
	US $ 0.03	(1,021,560)	570,076	(943,333)
Exercised	₹ 2	(3,356,199)	(4,712,311)	(4,910,689)
	US $ 0.03	(3,269,832)	(2,930,735)	(5,730,830)
Modification **	₹ 2	-	-	-
	US $ 0.03	3,453,015	-	-
Forfeited and expired	₹ 2	(1,389,833)	(1,985,881)	(1,292,861)
	US $ 0.03	(1,227,335)	(1,419,941)	(2,821,161)
Outstanding at the end of the year	₹ 2	15,831,948	12,242,672	8,452,491
	US $ 0.03	10,822,476	17,511,902	16,457,558
Exercisable at the end of the year	₹ 2	2,679,538	2,478,568	2,806,799
	US $ 0.03	465,603	1,072,118	1,329,682

Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans

The following table summarizes information about outstanding stock options and restricted stock unit option plan:

	Year ended March 31,
	2021		2022		2023
Range of exercise price and weighted average exercise price	Number of options	Weighted average remaining life (months)	Number of options	Weighted average remaining life (months)	Number of options	Weighted average remaining life (months)
₹ 2	15,831,948	18	12,242,672	13	8,452,491	14
US$ 0.03	10,822,476	19	17,511,902	20	16,457,558	21

Disclosure Of Activities In Cash Settled Stock Option Plans And Restricted Stock Unit Option Plan Explanatory [Text Block]

The activity in cash-settled stock option plans and restricted stock unit option plan is summarized below:

	Year ended March 31,
	2021	2022	2023
	Number of options
Outstanding at the beginning of the year	4,721,388	78,199	24,600
Modification **	(3,453,015)	-	-
Exercised	(845,066)	(46,133)	(12,800)
Forfeited and lapsed	(345,108)	(7,466)	-
Outstanding at the end of the year	78,199	24,600	11,800
Exercisable at the end of the year	23,999	2,800	7,600